ACCOUNTS RECEIVABLE (Summary of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Balance at the beginning of the year	$ 2,303,029	$ 1,306,306	$ 882,972
Additions charged to bad debt expense	7,487,174	941,065	419,383
Write-off of bad debt allowance	(4,035,620)
Foreign currency translation adjustment	21,942	55,658	3,951
Balance at the end of the year	$ 5,776,525	$ 2,303,029	$ 1,306,306